Business Combinations - Unaudited consolidated results of operations (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Net sales	$ 14,143	$ 17,575	$ 47,365	$ 46,067	$ 60,692	$ 71,501	[1]
Net loss attributable to common shareholders	(897)	(390)	(1,698)	(4,046)	(7,801)	(4,820)	[1]
Loss per common share - basic and diluted (in dollars per share)	$ (0.07)	$ (0.04)	$ (0.14)	$ (0.44)	$ (0.80)	$ (0.61)	[1]
Pro forma
Business Acquisition [Line Items]
Net sales						73,703
Net loss attributable to common shareholders						$ (6,887)
Loss per common share - basic and diluted (in dollars per share)						$ (0.87)

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.